Summary of Significant Accounting Policies - Net assets of the trust and the plan's interest in the trust (Details) - Stock Purchase and Savings Program - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Trust balance
Summary of Significant Accounting Policies
Total net assets	$ 702,297,483	$ 666,372,373
Plan's Interest in Trust Balances
Summary of Significant Accounting Policies
Total net assets	$ 378,723,776	$ 376,225,494
Plan's interest as a percentage of the Trust	54.00%	56.00%
Common/collective trust funds | Trust balance
Summary of Significant Accounting Policies
Total net assets	$ 473,782,200	$ 310,519,972
Common/collective trust funds | Plan's Interest in Trust Balances
Summary of Significant Accounting Policies
Total net assets	259,247,865	171,024,331
Mutual funds | Trust balance
Summary of Significant Accounting Policies
Total net assets	84,669,014	141,302,167
Mutual funds | Plan's Interest in Trust Balances
Summary of Significant Accounting Policies
Total net assets	52,785,339	94,172,471
Non-interest bearing cash | Trust balance
Summary of Significant Accounting Policies
Total net assets		86,015,483
Non-interest bearing cash | Plan's Interest in Trust Balances
Summary of Significant Accounting Policies
Total net assets		51,450,391
Common stock | Trust balance
Summary of Significant Accounting Policies
Total net assets	70,228,611	51,125,863
Common stock | Plan's Interest in Trust Balances
Summary of Significant Accounting Policies
Total net assets	31,885,140	23,504,701
Pooled separate account | Trust balance
Summary of Significant Accounting Policies
Total net assets	54,870,075	66,187,003
Pooled separate account | Plan's Interest in Trust Balances
Summary of Significant Accounting Policies
Total net assets	22,231,359	27,850,835
Self-directed brokerage account | Trust balance
Summary of Significant Accounting Policies
Total net assets	18,747,583	11,221,885
Self-directed brokerage account | Plan's Interest in Trust Balances
Summary of Significant Accounting Policies
Total net assets	$ 12,574,073	$ 8,222,765